Acquisition of Sabina	12 Months Ended
Dec. 31, 2023
Asset Acquisition 1 [Abstract]
Acquisition of Sabina	Acquisition of Sabina
On April 19, 2023, the Company completed the acquisition of all of the issued and outstanding common shares of Sabina (the “Transaction”), resulting in the acquisition of the 100% owned Back River Gold District, including the Goose Project, located in Nunavut, Canada. The acquisition has been accounted for as a purchase of assets as the Company concluded that it did not acquire processes that could develop the acquired inputs into an operating mine. For accounting purposes, it was determined that B2Gold obtained control of Sabina on April 14, 2023, which is the date when the Transaction was irrevocably approved by the Supreme Court of British Columbia, giving the Company the ability to direct the use of the net assets acquired.

The purchase price of the acquisition was approximately $937 million, consisting of the fair value of B2Gold shares issued of $925 million, based on the issuance of 216,451,555 B2Gold shares at Cdn. $5.72 per share and a foreign exchange rate of Cdn. $1.3379 to $1, the fair value of B2Gold replacement stock options of $5 million (3,342,413 equivalent stock options for B2Gold common shares), plus B2Gold transaction costs of $7 million. The replacement stock options have been valued using the Black-Scholes option pricing model based on a risk-free annual interest rates ranging from 3.6% to 3.8%, an expected volatility of between 33% and 50%, an expected average life of up to 3.2 years and a dividend yield of 3.7%.

The purchase price was calculated as follows:

$

Common shares issued (216,451,555 common shares)	925,375
Fair value of B2Gold replacement stock options	5,075
Transaction costs	6,672
Total purchase price	937,122

The purchase price was allocated based on the relative fair value of the assets acquired and liabilities assumed as follows:

$

Cash and cash equivalents	38,083
Accounts receivable, prepaids and other	816
Value added and other tax receivables	2,637
Mining interest - Construction-in-progress - Goose Project	1,050,326
Mining interest - Buildings, plant & equipment	33,921
Mining interest - Exploration & Evaluation Asset - Hackett River Royalty	64,540
Mining interest - Exploration & Evaluation Assets - Other	28,533
Other assets	15,738
Accounts payable and accrued liabilities	(41,344)
Current portion of long-term debt	(3,770)
Construction financing obligations	(65,419)
Gold stream obligation	(173,700)
Long-term debt	(6,716)
Mine restoration provision	(3,436)
Other long-term liabilities	(3,087)
937,122

The purchase price was allocated to the assets acquired and liabilities assumed in accordance with their relative fair value. Included within Mining interest - Construction-in-progress is the Goose Project mineral interest. The value of the Goose Project mineral interest of $740 million was determined using a combination of a discounted cash flow model and a comparable market transactions approach which required the use of significant assumptions that included reserves and resources, future production levels, operating and capital costs, a long-term gold price per ounce, the discount rate and in-situ multiples. The remaining construction-in-progress balance relates to site infrastructure costs, the value of which was determined based on Sabina's historical costs incurred. The value of the buildings, plant and equipment at the Goose Project was based on a trending analysis of recent purchases and the value of the other exploration and evaluation properties was determined to be consistent with Sabina's historical costs incurred.

As a result of the transaction, the Company also acquired a silver production royalty (the “Hackett River Royalty") equal to 22.5% of the first 190 million ounces of payable silver from the then current resource at Hackett River and other properties (the "Properties") and 12.5% of all payable silver from the Properties thereafter at no future cost. The fair value of the Hackett River Royalty was determined using a comparable market transactions approach.

The Company assumed certain construction financing and gold stream obligations from Sabina. The fair value of the construction financing obligations at acquisition was based on their extinguishment value. The Company also assumed a gold stream obligation (Note 18). The fair value of the gold stream obligation on acquisition was based on the value of the extinguishable portion plus the fair value of the gold stream obligation retained. See Note 19 for details of the valuation of the portion of the gold stream arrangement retained.

Following completion of the Transaction, the Company extinguished certain gold stream and construction financing obligations with payments totalling $112 million, as follows:
•a $46 million payment to extinguish one-third of the gold stream obligation;
•a $63 million payment to extinguish the gold metal off take agreement;
•a $2 million payment to extinguish the senior secured debt facility; and
•a $1 million payment to extinguish the $75 million gold prepay facility